T. ROWE PRICE European Stock Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 1.7%
Common Stocks 1.7%
BAWAG Group  75,042 15,218
Total Austria (Cost $2,925) 15,218
BELGIUM 1.2%
Common Stocks 1.2%
Warehouses De Pauw 423,216 10,891
Total Belgium (Cost $8,321) 10,891
DENMARK 3.7%
Common Stocks 3.7%
Coloplast, Class B  132,991 8,795
Novo Nordisk, Class B  246,053 11,639
Novonesis Novozymes, Class B  75,423 4,912
Orsted  (1) 339,242 7,563
Total Denmark (Cost $39,947) 32,909
FINLAND 2.4%
Common Stocks 2.4%
Neste  118,290 4,192
Sampo, Class A  906,713 10,039
Stora Enso, Class R  604,709 6,954
Total Finland (Cost $18,875) 21,185
FRANCE 17.7%
Common Stocks 17.7%
Airbus  118,485 27,815
Cie de Saint-Gobain  156,520 14,711
Edenred  (2) 162,077 5,336
Kering  13,941 4,602
L'Oreal 31,481 14,022
Safran  19,014 7,472
Sartorius Stedim Biotech  57,522 11,121
Schneider Electric  74,649 25,081
Societe Generale  184,829 17,373

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
SPIE  222,731 11,979
TotalEnergies  201,260 17,743
Total France (Cost $117,417) 157,255
GERMANY 17.6%
Common Stocks 17.6%
adidas  70,202 12,989
Allianz  29,369 14,629
Daimler Truck Holding  237,054 13,408
Deutsche Telekom  412,406 12,727
Infineon Technologies  151,335 10,860
Innio (USD) (1) 139,259 3,401
Merck  88,625 14,647
Rheinmetall  8,919 11,791
SAP  96,522 17,692
Siemens  87,912 28,804
Siemens Energy  62,695 10,711
Springer Nature  229,744 4,899
Total Germany (Cost $117,301) 156,558
GREECE 1.3%
Common Stocks 1.3%
National Bank of Greece  629,100 11,771
Total Greece (Cost $10,985) 11,771
HUNGARY 1.0%
Common Stocks 1.0%
OTP Bank  60,006 8,889
Total Hungary (Cost $6,748) 8,889
IRELAND 1.5%
Common Stocks 1.5%
Kingspan Group  141,568 13,158
Total Ireland (Cost $10,846) 13,158

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
ITALY 3.9%
Common Stocks 3.9%
Ferrari  54,259 21,334
PRADA (HKD) (2) 1,697,400 9,323
Prysmian  31,819 4,391
Total Italy (Cost $33,055) 35,048
NETHERLANDS 13.1%
Common Stocks 13.1%
Adyen (1) 9,701 9,868
ASM International  6,771 6,271
ASML Holding  32,320 53,262
CVC Capital Partners (2) 672,894 11,298
Magnum Ice Cream (1)(2) 387,796 7,247
Prosus 209,569 9,739
Universal Music Group  463,043 7,640
Wolters Kluwer  136,882 10,746
Total Netherlands (Cost $94,401) 116,071
NORWAY 3.4%
Common Stocks 3.4%
Aker BP  298,221 10,633
DNB Bank  273,669 8,812
Kongsberg Gruppen  356,226 11,101
Total Norway (Cost $28,138) 30,546
POLAND 0.7%
Common Stocks 0.7%
Bank Polska Kasa Opieki 94,988 6,261
Total Poland (Cost $4,939) 6,261
PORTUGAL 2.1%
Common Stocks 2.1%
Banco Comercial Portugues , Class R  3,554,036 4,379

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Jeronimo Martins  732,818 14,697
Total Portugal (Cost $17,243) 19,076
SLOVENIA 1.5%
Common Stocks 1.5%
Nova Ljubljanska Banka, GDR  263,504 13,713
Total Slovenia (Cost $7,572) 13,713
SPAIN 2.0%
Common Stocks 2.0%
Amadeus IT Group  161,717 9,981
CaixaBank 546,590 7,940
Total Spain (Cost $14,609) 17,921
SWEDEN 1.3%
Common Stocks 1.3%
Sandvik  297,706 11,133
Total Sweden (Cost $5,756) 11,133
SWITZERLAND 6.3%
Common Stocks 6.3%
Cie Financiere Richemont, Class A  20,425 4,828
Nestle  172,087 17,200
Roche Holding  33,657 14,711
Sonova Holding  35,640 9,710
Straumann Holding  78,416 9,711
Total Switzerland (Cost $48,617) 56,160
UNITED KINGDOM 16.6%
Common Stocks 16.6%
ARM Holdings, ADR (USD) (1)(2) 5,600 1,342
AstraZeneca  151,786 25,820
Barclays  2,632,664 18,096
Experian  113,776 4,293
Marks & Spencer Group  2,039,440 11,148
National Grid  522,353 8,361

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Rentokil Initial  1,067,284 4,915
Shell (EUR)  524,407 24,046
Standard Chartered  630,641 18,647
Unilever  356,863 22,706
Wise Group, Class A (1) 657,353 7,851
Total United Kingdom (Cost $106,144) 147,225
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.72% (3)(4) 59,065 59
Total Short-Term Investments (Cost $59) 59
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.70% (3)(4) 553,356 553
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 553
Total Securities Lending Collateral (Cost $553) 553
Total Investments in Securities  99.1%
(Cost $694,451) $ 881,600
Other Assets Less Liabilities 0.9% 8,032
Net Assets 100.0% $ 889,632
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies

T. ROWE PRICE European Stock Fund

ADR American Depositary Receipts
EUR Euro
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE European Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 168++
T. Rowe Price Treasury Reserve Fund, 3.70% — — —++
Totals $ —# $ — $ 168+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 8,840  ¤  ¤ $ 59
T. Rowe Price Treasury
Reserve Fund, 3.70% —  ¤  ¤ 553
Total $ 612^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $168 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $612.

T. ROWE PRICE European Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The European Stock Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE European Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE European Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE European Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F79-054Q3 07/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,743 $ 876,245 $ — $ 880,988
Short-Term Investments 59 — — 59
Securities Lending Collateral 553 — — 553
Total $ 5,355 $ 876,245 $ — $ 881,600